Ordinary shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 shares	Oct. 31, 2016 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Oct. 27, 2016 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 ¥ / shares shares	Nov. 30, 2014 shares
Proceeds from issuance of ordinary shares to related party			$ 9,852	¥ 68,400
Ordinary shares, share authorized			10,000,000,000		10,000,000,000	10,000,000,000	600,000,000	100,000,000
Par value of ordinary shares | (per share)			$ 0.0001			$ 0.0001	¥ 1.00
Ordinary shares, shares issued						600,000,000	600,000,000	100,000,000
Ordinary shares, shares outstanding						600,000,000
Ordinary shares
Number of shares issued			72,100,000	72,100,000
Each of Common Class A or Common Class B or classes as the board of directors may determine
Ordinary shares, share authorized					1,000,000,000
Class A ordinary shares
Number of votes entitled | ¥ / shares					¥ 1
Ordinary shares, share authorized					8,000,000,000
Ordinary shares, shares issued			525,306,440		453,206,440
Ordinary shares, shares outstanding			514,464,604		442,364,604
Class A ordinary shares | IPO
Number of shares issued		72,100,000
Class B ordinary shares
Number of votes entitled | ¥ / shares					¥ 10
Ordinary shares, share authorized					1,000,000,000
Ordinary shares, shares issued			206,100,000		206,100,000
Ordinary shares, shares outstanding			206,100,000		206,100,000
Zto Es Holding Limited ("ZTO ES")
Number of shares considered issued to related party but not outstanding			10,841,836
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Shares issued to related party	16,000,000
Number of shares considered issued to related party but not outstanding			10,841,836